Property, plant and equipment	12 Months Ended
Jun. 30, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Property, plant and equipment
12.	Property, plant and equipment

	Buildings and improvements	Equipment and facilities	Agricultural vehicles and machinery	Furniture and fixtures	Total in operation	Property, plant and equipment in progress	Sugarcane	Total property, plant and equipment

At June 30, 2020
Opening balance	111	13,774	11,022	1,044	25,951	-	81,901	107,852
Acquisitions	-	1,391	2,519	238	4,148	96	20,508	24,752
Acquisitions – business combination	-	-	14,279	1,356	15,635	-	-	15,635
Disposals	-	(115)	(4,968)	(10)	(5,093)	-	-	(5,093)
Transfers	108	92	-	-	200	(96)	(104)	-
Depreciation	(47)	(1,817)	(5,294)	(235)	(7,393)	-	(20,740)	(28,133)
Translation gains/losses	-	87	776	49	912	-	-	912
Accounting balance, net	172	13,412	18,334	2,442	34,360	-	81,565	115,925
At June 30, 2020
Total cost	1,041	19,540	46,668	4,065	71,314	-	152,403	223,717
Accumulated depreciation	(869)	(6,128)	(28,334)	(1,623)	(36,954)	-	(70,838)	(107,792)
Accounting balance, net	172	13,412	18,334	2,442	34,360	-	81,565	115,925
At June 30, 2021
Opening balance	172	13,412	18,334	2,442	34,360	-	81,565	115,925
Acquisitions	-	2,829	6,926	455	10,210	461	8,019	18,690
Acquisitions – business combination	-	1,730	341	52	2,123	-	4,916	7,039
Disposals	-	(894)	(5,154)	(261)	(6,309)	-	-	(6,309)
Transfers	-	1,431	766	42	2,239	(461)	-	1,778
Depreciation	(64)	(1,464)	(808)	(359)	(2,695)	-	(23,212)	(25,907)
Translation gains/losses	-	(157)	(248)	(21)	(426)	-	(400)	(826)
Accounting balance, net	108	16,887	20,157	2,350	39,502	-	70,888	110,390
At June 30, 2021
Total cost	1,041	22,975	53,200	4,292	81,508	-	172,457	253,965
Accumulated depreciation	(933)	(6,088)	(33,043)	(1,942)	(42,006)	-	(101,569)	(143,575)
Accounting balance, net	108	16,887	20,157	2,350	39,502	-	70,888	110,390
Annual depreciation rates (weighted average) - %	3	7	7	10			20